SPAC Warrants	12 Months Ended
Dec. 31, 2024
SPAC Warrants [Abstract]
SPAC Warrants

Note 20 — SPAC Warrants

PAAC’s warrants (collectively, the “SPAC Warrants”), which include (i) 11,500,000 warrants, those warrants included in the units as part of initial public offering (the “IPO”) on June 3, 2019 (the “Public Warrants”), (ii) 5,375,000 warrants purchased by the founders of PAAC in a private placement simultaneously closed with PAAC’s IPO (the “Private Warrants”) and (iii) 920,000 warrants issued to the underwriters of PAAC’s IPO (the “Underwriters’ Warrants”). Subsequent to the business combination closing, all SPAC Warrants remained outstanding and none of them were exercised as of April 30, 2025.

Public Warrants and Private Warrants

Upon the business combination closing, each outstanding Public Warrants and Private Warrants of PAAC automatically represents the right to purchase one Class A ordinary share in the form of the Company’s 1/2,500 ADSs at a price of $11.50 per Class A ordinary share or $28,750 per ADS, subject to adjustment in the event of a share dividend, extraordinary dividend or our recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuances of Class A ordinary shares at a price below their respective exercise prices. Following the ADS ratio change in July 2023 and in March 2025, holders may need to exercise warrants in increments of 2,500 to receive ADSs. However, no warrants issued in exchange for PAAC’s public warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the Class A ordinary shares issuable upon exercise of the warrants and a current prospectus relating to such Class A ordinary shares. Notwithstanding the foregoing, warrant holders may, during any period when the Company shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis in the same manner as if the Company called the warrants for redemption and required all holders to exercise their warrants on a “cashless basis.” The Company’s Public Warrants and Private Warrants became exercisable thirty (30) days after the closing and will expire on the fifth anniversary of the closing which will in June 2025.

The Company’s warrants issued in exchange for PAAC’s private warrants are identical to warrants issued in exchange for the PAAC’s public warrants, except that such private warrants will be exercisable for cash (even if a registration statement covering the Class A ordinary shares issuable upon exercise of such warrants is not effective) or on a cashless basis, at the holder’s option, and will not be redeemable by the Company, in each case so long as they are still held by PAAC’s initial purchasers or their affiliates.

The Company may call the warrants for redemption (excluding the private warrants), in whole and not in part, at a price of $0.01 per warrant,

●	at any time while the warrants are exercisable;

●	upon not less than 30 days’ prior written notice of redemption to each warrant holder;

●	if, and only if, the reported last sale price of the Company’s ADSs equals or exceeds $45,000per ADS, for any 20 trading days within a 30-day trading period ending on the third business day prior to the notice of Redemption to warrant holders; and

●	if, and only if, there is a current registration statement in effect with respect to the Class A ordinary shares underlying such warrants commencing five business days prior to the 30-day trading period and continuing each day thereafter until the date of redemption.

If the Company calls the warrants for redemption as described above, management will have the option to require all holders that wish to exercise warrants to do so on a “cashless basis.”

The Company evaluated the Public and Private Warrants under ASC 815-40, Derivatives and Hedging-Contracts in Entity’s Own Equity, and concluded that they do not meet the criteria to be classified in stockholders’ equity. Accordingly, the Public and Private Warrants are classified as a liability at fair value on the Company’s consolidated balance sheets at each period end, and the change in the fair value of such liability in each period is recognized as a gain or loss in the Company’s consolidated statements of operations and comprehensive income (loss). Because the Public Warrants were publicly traded and thus had an observable market price, fair value adjustments were determined by utilizing the market prices whereas the Private Warrants were valued using a binomial option pricing model as described in Note 5 to the consolidated financial statements. The changes in the fair value of the warrants may be material to our future operating results.

Underwriters’ Warrants

The Underwriters’ Warrants may be exercised for cash or on a cashless basis at $12.00 per Class A ordinary share, at the holder’s option, at any time during the period commencing on the later of the first anniversary of the effective date of the registration statement of which this prospectus forms a part and the closing of our initial business combination and terminating on the fifth anniversary of such effectiveness date which was in May 2024. Such warrants may not be sold, transferred, assigned, pledged or hypothecated for a period of 360 days immediately following the effective date of the PAAC’s registration statement. After 360 days after the effective date, transfers to others may be made subject to compliance with or exemptions from applicable securities laws. The Company will have no obligation to net cash settle the exercise of the warrants. The exercise price and number of shares of common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, or our recapitalization, reorganization, merger or consolidation.

The Company evaluated the Underwriters’ Warrants under ASC 815-40, Derivatives and Hedging-Contracts in Entity’s Own Equity, and concluded that they meet the criteria to be classified in stockholders’ equity as additional paid in capital.